Emerging Markets Bond Strategy Fund Expense Example - Class A and Class C [Member] - Emerging Markets Bond Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 340
Expense Example, with Redemption, 3 Years	748
Expense Example, with Redemption, 5 Years	1,282
Expense Example, with Redemption, 10 Years	2,743
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	969
Expense Example, with Redemption, 5 Years	1,330
Expense Example, with Redemption, 10 Years	$ 2,343